Organization and Principal Activities (Details) ¥ in Thousands, $ in Thousands	6 Months Ended				12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 CNY (¥)
Organization and Principal Activities [Line Items]
Operating revenue	¥ 199,670	$ 29,075	¥ 364,214		¥ 652,333	$ 91,703	¥ 1,036,206	¥ 1,207,963
Net loss		$ (43,325)		$ (243,224)	820,023	115,275	(569,174)	(1,533,592)
Gains from deconsolidation of VIE's subsidiaries					1,554,450	$ 218,521
Ads [Member]
Organization and Principal Activities [Line Items]
Reverse ADS split description	Effective on March 7, 2022, the Group changed the ratio of the American depositary shares (“ADSs”) representing its Class A ordinary shares from one (1) ADS representing thirty (30) Class A ordinary share to one (1) ADS representing one hundred and fifty (150) Class A ordinary shares. For the ADS holders, the change in the ADS ratio will have the same effect as a one-for-five reverse ADS split. There will be no change to the Group’s Class A ordinary shares. The exchange of every five (5) then-held (old) ADSs for one (1) new ADS will occur automatically with the then-held ADSs being cancelled and new ADSs being issued by the depositary bank, in each case as of the effective date for the ADS ratio change. No fractional new ADSs will be issued in connection with the change in the ADS ratio.	Effective on March 7, 2022, the Group changed the ratio of the American depositary shares (“ADSs”) representing its Class A ordinary shares from one (1) ADS representing thirty (30) Class A ordinary share to one (1) ADS representing one hundred and fifty (150) Class A ordinary shares. For the ADS holders, the change in the ADS ratio will have the same effect as a one-for-five reverse ADS split. There will be no change to the Group’s Class A ordinary shares. The exchange of every five (5) then-held (old) ADSs for one (1) new ADS will occur automatically with the then-held ADSs being cancelled and new ADSs being issued by the depositary bank, in each case as of the effective date for the ADS ratio change. No fractional new ADSs will be issued in connection with the change in the ADS ratio.
Vairable Interest Entity Subsidiaries [Member]
Organization and Principal Activities [Line Items]
Operating revenue					¥ 1,635
Percentage of consolidated revenues					0.20%	0.20%
Net loss					¥ 40,902
Percentage of consolidated net income					5.00%	5.00%
Deficit of Deconsolidated					¥ 2,231,140
Write off investments					500,000
Waived amounts due from deconsolidated					176,690
Gains from deconsolidation of VIE's subsidiaries					1,554,450
Q&K HK, Q&K Investment Consulting and Q&K E-commerce [Member]
Organization and Principal Activities [Line Items]
Operating revenue					¥ 1,635
Percentage of consolidated revenues					0.30%	0.30%
Net loss					¥ 43,940
Percentage of consolidated net income					5.00%	5.00%